Risk management (Tables)	12 Months Ended
Dec. 31, 2020
Text block [Abstract]
Summary of Details of Significant Increase in Credit Risk

Criteria used for Chile

			% of
			absolute
			increase
		PD ranges per	in lifetime
Type of portfolio	Debtor category	debtor category	PD	Stages	Days of arrears to the end of the month
	A1, A2, A3	0.04 – 0.25%	0.13%	Stage 1	Up to 29 days
	A4	2%	1.62%	Stage 1	Up to 29 days
Corporate	A5 (*), A6	4.75 – 10%	3.52%	Stage 1	Up to 29 days
	B1, B2, B3	15 - 45%	23.05%	Stage 2	From 30 to 89 days
	B4, C1, C2, C3, C4, C5, C6	100%	100%	Stage 3	90 days or more

(*)   Loans originated in A5 are considered Stage 1 at inception. Loans that were originated in a higher category and subsequently downgraded to A5 are considered Stage 2.

Note 36 - Risk management, continued

Days of arrears to the end of the month,
probability of default (PD) and
Type of portfolio	Portfolio	Stages	qualitative considerations
		Stage 1	Up to 29 days
	CAE	Stage 2

From 30 to 89 days or (difference Referential Life Time PD >=1.61 and difference PD Life Time at origination >= 0.13) combinated with a client with a extension and (with a protest or a debt increase in 25%)

		Stage 3	90 days or more
		Stage 1	Up to 29 days
	Condell / Restructured Condell	Stage 2 (Condell)	From 30 to 89 days or (difference Referential Life Time PD >=1.59 and difference PD Life Time at origination >= 0.04) combinated with a client with a extension and (with a protest or a debt increase)
		Stage 2 (Restructured Condell)	From 30 to 89 days or (difference Referential Life Time PD >=1.47 and difference PD Life Time at origination >= 0.08) combinated with a client with a extension and (with a protest or a debt increase)
		Stage 3	90 days or more
		Stage 1	Up to 29 days
	Commercial/ Rotative Commercial	Stage 2 (Commercial)

From 30 to 89 days or (difference Referential Life Time PD >=1.71 and difference PD Life Time at origination >= 0.11) combinated with a client with a extension and (with a protest or a debt increase in 25%)

Group		Stage 2 (Rotative Commercial)

From 30 to 89 days or (difference Referential Life Time PD >=2.25 and difference PD Life Time at origination >= 0.07) combinated with a client with a extension and (with a protest or a debt increase in 25%)

		Stage 3	90 days or more
		Stage 1	Up to 29 days
Stage 2 (Consumer)

From 30 to 89 days or (difference Referential Life Time PD >=2.08 and difference PD Life Time at origination >= 0.08) combinated with a client with a extension and (with a protest or a debt increase in 25%)

	Consumer/ Renegotiated Consumer/ Rotative Consumer	Stage 2 (Renegotiated Consumer)

From 30 to 89 days or (difference Referential Life Time PD >=1.79 and difference PD Life Time at origination >= 0.20) combinated with a client with a extension and (with a protest or a debt increase in 25%)

Stage 2 (Rotative Consumer)

From 30 to 89 days or (difference Referential Life Time PD >=2.46 and difference PD Life Time at origination >= 0.08) combinated with a client with a extension and (with a protest or a debt increase in 25%)

		Stage 3	90 days or more
		Stage 1	Up to 29 days
	Mortgage	Stage 2

From 30 to 89 days or (difference Referential Life Time PD >=2.41 and difference PD Life Time at origination >= 0.20) combinated with a client with a extension and (with a protest or a debt increase in 25%)

		Stage 3	90 days or more

The quantitative criteria is used to identify where an exposure has increased in credit risk and it is applied based on whether an increase in the lifetime PD since the recognition date exceeds the threshold set in absolute and relative terms. The following formulas are used to determine such thresholds:

Relative comparison formula

Threshold = Lifetime PD (at reporting date)   -   1

Lifetime PD (at origination)

Absolute comparison formula

Threshold = Lifetime PD (at reporting date) – Lifetime PD (at origination)

Note 36 - Risk management, continued

Criteria used for Colombia

	% of absolute increase in	% of relative increase	Qualitative
	lifetime PD	in lifetime PD	indicators assessed
Corporate portfolio			Debt restructuring and increase in credit risk of other financial instruments
Without information	6,909%	2,558.55%
Small company	1,751%	2,027.22%
Small company	2,008%	1,156.16%
Medium company	492%	1,181.62%
Medium company	946%	81.69%
Large company	597%	738.75%
Low default	161%	149.62%
Low default (Government and Financial)	4%	621.57%
Group portfolio			Increase in credit risk of other financial instruments
Leasing	5,056%	236.20%
Payroll deductible loan	5,344%	424.01%
Revolving line of credit	4,095%	221.72%
Overdraft limit	5,532%	2.29%
Credit card	2,383%	42.33%
Mortgage loan	261%	137.24%
Personal debt restructuring	4,169%	879.62%
Other loans	5,826%	286.72%

Summary of Principal Macroeconomic Indicators Included in Economic Scenarios

The table below summarizes the principal macroeconomic indicators included in the economic scenarios used as of December 31, 2020 until December 31, 2023 in the countries where the Bank and its subsidiaries operate and therefore are the countries that have a material impact on ECLs.

Criteria for Chile

		2021				2022				2023
Indicators	Portfolio	Q1	Q2	Q3	Q4	Q1	Q2	Q3	Q4	Q1	Q2	Q3	Q4
Unemployment rate	Base scenario	8.73%	8.89%	8.53%	8.15%	7.53%	7.69%	7.33%	6.95%	7.03%	7.19%	6.83%	6.45%
	Range of upside scenarios	10.98%	10.69%	10.58%	10.35%	9.08%	9.19%	8.85%	8.39%	8.53%	8.72%	8.33%	7.91%
	Range of downside scenarios	7.77%	7.81%	7.45%	6.95%	6.73%	6.89%	6.53%	6.15%	6.15%	6.37%	6.05%	5.73%
Consumer's price index (IPC)	Base scenario	107.66	108.18	108.54	109.46	111.02	111.46	112.01	112.75	114.35	114.79	115.37	116.14
	Range of upside scenarios	108.93	108.85	108.92	110.93	112.81	112.49	112.78	114.81	116.70	116.32	116.55	118.60
	Range of downside scenarios	107.16	107.24	107.70	108.58	109.70	109.91	110.39	111.30	112.50	112.76	113.32	114.30
Interbank interest rate	Base scenario	0.50%	0.50%	0.50%	0.50%	0.50%	0.75%	1.00%	1.25%	1.50%	2.00%	2.50%	3.00%
	Range of upside scenarios	0.50%	0.50%	0.50%	0.75%	1.00%	1.50%	2.00%	2.50%	3.00%	3.50%	4.00%	4.00%
	Range of downside scenarios	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.75%	1.00%	1.50%
Exchange Rate (USD/CLP)	Base scenario	760.00	760.00	760.00	760.00	760.00	760.00	760.00	760.00	757.50	755.00	752.50	745.00
	Range of upside scenarios	788.75	802.50	816.25	830.00	830.00	830.00	830.00	830.00	822.50	815.00	807.50	775.00
	Range of downside scenarios	713.75	712.50	711.25	710.00	710.00	710.00	710.00	710.00	707.50	705.00	702.50	715.00

Note 36 - Risk management, continued

Criteria for Colombia

	As of December 31,
	2021	2022	2023
GDP growth
Base scenario	1.45	3.54	3.29
Range of upside scenarios	1.85	4.64	4.39
Range of downside scenarios	0.35	2.44	2.19
Unemployment rates
Base scenario	14.36	13.65	11.95
Range of upside scenarios	12.36	11.65	9.95
Range of downside scenarios	16.36	15.65	13.95
Benchmark interest rates
Base scenario	2.00	3.50	4.50
Range of upside scenarios	3.25	4.75	5.00
Range of downside scenarios	1.25	2.00	3.50
currency exchange rate
Base scenario	3,650	3,600	3,600
Range of upside scenarios	3,450	3,400	3,300
Range of downside scenarios	3,950	3,900	3,800
Consumer’s Price Index
Base scenario	3.00	3.00	3.00
Range of upside scenarios	3.48	3.84	4.20
Range of downside scenarios	2.52	2.16	1.80

Summary of ECL Coverage of Loans and Accounts Receivable at Amortized Cost Subject to Significant Measurement Uncertainty

Set out below are the changes to ECL as of December 31, 2020 that would result from reasonably possible changes in these parameters from the actual assumptions used in the Bank’s economic variable assumptions as set forth in the tables above for Base scenarios, upside scenarios, and downside scenarios.

ECL coverage of loans and accounts receivable at amortized cost subject to significant measurement uncertainty as of December 31, 2020	Chile	Colombia
	MCh$	MCh$
Reported ECL	737,016	304,848
Loans and accounts receivable at amortized cost	18,250,479	4,367,502

Reported Coverage (Reported ECL/ loans and accounts receivable at amortized cost)%	4.04	6.98
Consensus upside scenario (Upside scenario for ECL/ loans and accounts receivable at amortized cost)%	3.95	6.70
Consensus central scenario (Base scenario for ECL/ loans and accounts receivable at amortized cost)%	4.01	6.96
Consensus downside scenario (Downside scenario for ECL/ loans and accounts receivable at amortized cost)%	4.13	7.16

Schedule of Credit Quality by Financial Asset Class

A detail by credit quality, which includes loans and accounts receivable from customers and interbank loans as of December 31, 2020 and 2019 is summarized as follows:

	As of December 31, 2020
Corporate	Stage 1	Stage 2	Stage 3	Totals corporate	Percentage	Stage 1	Stage 2	Stage 3	Totals allowance	Percentage
	MCh$	MCh$	MCh$	MCh$	%	MCh$	MCh$	MCh$	MCh$	%
A1	163,981	—	—	163,981	1.29%	(66)	—	—	(66)	0.01%
A2	514,946	—	—	514,946	4.04%	(254)	—	—	(254)	0.04%
A3	2,182,085	—	—	2,182,085	17.11%	(3,624)	—	—	(3,624)	0.59%
A4	4,223,518	—	—	4,223,518	33.12%	(35,625)	—	—	(35,625)	5.75%
A5	2,952,521	—	—	2,952,521	23.15%	(19,474)	—	—	(19,474)	3.14%
A6	—	920,044	—	920,044	7.21%	—	(38,540)	—	(38,540)	6.22%
B1	—	431,934	—	431,934	3.39%	—	(10,757)	—	(10,757)	1.74%
B2	—	161,455	—	161,455	1.27%	—	(13,265)	—	(13,265)	2.14%
B3	—	163,779	—	163,779	1.28%	—	(16,242)	—	(16,242)	2.62%
B4	—	208,409	—	208,409	1.63%	—	(56,413)	—	(56,413)	9.11%
C1	—	—	97,306	97,306	0.76%	—	—	(2,193)	(2,193)	0.35%
C2	—	—	63,842	63,842	0.50%	—	—	(7,146)	(7,146)	1.15%
C3	—	—	166,229	166,229	1.30%	—	—	(46,524)	(46,524)	7.51%
C4	—	—	185,893	185,893	1.46%	—	—	(83,164)	(83,164)	13.43%
C5	—	—	128,699	128,699	1.01%	—	—	(94,140)	(94,140)	15.20%
C6	—	—	188,493	188,493	1.48%	—	—	(191,900)	(191,900)	30.99%
Subtotals corporate	10,037,051	1,885,621	830,462	12,753,134	56.38%	(59,043)	(135,217)	(425,067)	(619,327)	59.44%

	As of December 31, 2020
Group	Stage 1	Stage 2	Stage 3	Total group	Percentage	Stage 1	Stage 2	Stage 3	Totals allowance	Percentage
	MCh$	MCh$	MCh$	MCh$	%	MCh$	MCh$	MCh$	MCh$	%
Commercial loans	491,849	1,178,431	385,385	2,055,665	20.84%	(29,083)	(57,606)	(41,601)	(128,290)	30.36%
Mortgage loans	4,166,515	1,025,921	124,317	5,316,753	53.90%	(10,732)	(48,514)	(14,219)	(73,465)	17.39%
Consumer loans	1,732,525	686,699	73,205	2,492,429	25.27%	(66,649)	(105,353)	(48,789)	(220,791)	52.25%
Subtotals group	6,390,889	2,891,051	582,907	9,864,847	43.62%	(106,464)	(211,473)	(104,609)	(422,546)	40.56%
Totals portfolio	16,427,940	4,776,672	1,413,369	22,617,981	100%	(165,507)	(346,690)	(529,676)	(1,041,873)	100%

Note 36 - Risk management, continued

	As of December 31, 2019
Corporate	Stage 1	Stage 2	Stage 3	Totals corporate	Percentage	Stage 1	Stage 2	Stage 3	Totals allowance	Percentage
	MCh$	MCh$	MCh$	MCh$	%	MCh$	MCh$	MCh$	MCh$	%
A1	101,936	—	—	101,936	0.44%	(14)	—	—	(14)	0.00%
A2	600,732	—	—	600,732	2.60%	(124)	—	—	(124)	0.01%
A3	3,063,847	—	—	3,063,847	13.24%	(1,636)	—	—	(1,636)	0.19%
A4	4,238,157	—	—	4,238,157	18.32%	(12,582)	—	—	(12,582)	1.43%
A5	2,723,568	—	—	2,723,568	11.77%	(21,246)	—	—	(21,246)	2.41%
A6	—	1,041,531	—	1,041,531	4.50%	—	(25,533)	—	(25,533)	2.90%
B1	—	364,393	—	364,393	1.58%	—	(11,971)	—	(11,971)	1.36%
B2	—	154,200	—	154,200	0.67%	—	(12,071)	—	(12,071)	1.37%
B3	—	73,505	—	73,505	0.32%	—	(11,058)	—	(11,058)	1.26%
B4	—	413,676	—	413,676	1.79%	—	(91,038)	—	(91,038)	10.34%
C1	—	—	167,177	167,177	0.72%	—	—	(8,126)	(8,126)	0.92%
C2	—	—	43,587	43,587	0.19%	—	—	(3,213)	(3,213)	0.37%
C3	—	—	80,574	80,574	0.35%	—	—	(14,848)	(14,848)	1.69%
C4	—	—	91,831	91,831	0.40%	—	—	(27,076)	(27,076)	3.08%
C5	—	—	205,639	205,639	0.88%	—	—	(98,523)	(98,523)	11.19%
C6	—	—	144,115	144,115	0.62%	—	—	(95,606)	(95,606)	10.86%
Subtotals corporate	10,728,240	2,047,305	732,923	13,508,468	58.39%	(35,602.00)	(151,671.00)	(247,392.00)	(434,665)	49.38%

	As of December 31, 2019
Group	Stage 1	Stage 2	Stage 3	Total group	Percentage	Stage 1	Stage 2	Stage 3	Totals allowance	Percentage
	MCh$	MCh$	MCh$	MCh$	%	MCh$	MCh$	MCh$	MCh$	%
Commercial loans	1,737,978	—	214,098	1,952,076	8.44%	(37,434)	—	(73,100)	(110,534)	12.56%
Mortgage loans	4,043,765	656,010	176,266	4,876,041	21.08%	(5,680)	(49,072)	(23,749)	(78,501)	8.92%
Consumer loans	2,201,939	482,372	113,918	2,798,229	12.10%	(66,692)	(113,507)	(76,218)	(256,417)	29.13%
Subtotals group	7,983,682	1,138,382	504,282	9,626,346	42%	(109,806)	(162,579)	(173,067)	(445,452)	51%
Totals portfolio	18,711,922	3,185,687	1,237,205	23,134,814	100%	(145,408)	(319,912)	(414,797)	(880,117)	100%

Schedule of Analysis of Gross Carrying Amount of Loans and Advances to Customers by Past Due Status under IFRS 9 and IAS 39

The table below provides an analysis of the gross carrying amount of loans and advances to customers by past due:

	Less than 30 days overdue	Between 30 and 89 days overdue	More than 90 days overdue	Total overdue
	MCh$	MCh$	MCh$	MCh$
Interbank loans	—	—	—	—
Loans and accounts receivable from customers
Commercial loans	195,865	260,792	381,611	838,268
Mortgage loans	87,946	37,084	77,175	202,205
Consumer loans	78,573	50,275	45,096	173,944
Totals	362,384	348,151	503,882	1,214,417

	Less than 30 days overdue	Between 30 and 89 days overdue	More than 90 days overdue	Total overdue
	MCh$	MCh$	MCh$	MCh$
Interbank loans	—	—	—	—
Loans and accounts receivable from customers
Commercial loans	542,648	134,505	490,641	1,167,794
Mortgage loans	166,105	88,072	102,650	356,827
Consumer loans	152,507	73,347	60,373	286,227
Totals	861,260	295,924	653,664	1,810,848

Schedule of Bank's Maximum Credit Risk Exposure by Financial Asset

Maximum Exposure to Credit Risk

The following table shows the Bank’s maximum credit risk exposure by financial asset as of December 31, 2020, 2019, 2018 for different balance sheet items, including derivatives, without deducting real guarantees or other credit enhancements received:

	Maximum Exposure as of December 31, 2020
	Balance sheet asset				Off-balance sheet			Collateral
	Notes	Gross amounts	Allowances	Net amounts	Gross amounts	Allowances	Net amounts	Cash	Non-cash	Net exposure
		MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Financial instruments at fair value through other comprehensive income	11	3,971,810	(911)	3,970,899	—	—	—	—	—	3,970,899
Loans and accounts receivable at amortized cost	10	22,617,981	(1,041,873)	21,576,108	5,393,860	(39,775)	5,354,085	—	23,428,761	3,501,432
Commercial loans		14,808,799	(747,617)	14,061,182	5,393,860	(39,775)	5,354,085	—	13,348,809	6,066,458
Mortgage loans		5,316,753	(73,465)	5,243,288	—	—	—	—	9,844,723	(4,601,435)
Consumer loans		2,492,429	(220,791)	2,271,638	—	—	—	—	235,229	2,036,409
Financial instruments at amortized cost	11	111,643	(101)	111,542	—	—	—	—	—	111,542
Investments under resale agreements	7	105,580	—	105,580	—	—	—	—	105,580	—
Financial derivative contracts	8	3,982,803	—	3,982,803	—	—	—	308,674	—	3,674,129
Interbank loans, net	9	7,131	(10)	7,121	—	—	—	—	—	7,121
Other assets	15	—	—	—	—	—	—	—	—	—
Totals		30,796,948	(1,042,895)	29,754,053	5,393,860	(39,775)	5,354,085	308,674	23,534,341	11,265,123

	Maximum Exposure as of December 31, 2019
	Balance sheet asset				Off-balance sheet			Collateral
	Notes	Gross amounts	Allowances	Net amounts	Gross amounts	Allowances	Net amounts	Cash	Non-cash	Net exposure
		MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Financial instruments at fair value through other comprehensive income	11	3,598,890	—	3,598,890	—	—	—	—	—	3,598,890
Loans and accounts receivable at amortized cost	10	23,134,814	(880,117)	22,254,697	5,895,139	(34,271)	5,860,868	—	27,344,699	770,866
Commercial loans		15,460,544	(545,199)	14,915,345	5,895,139	(34,271)	5,860,868	—	17,686,941	3,089,272
Mortgage loans		4,876,041	(78,501)	4,797,540	—	—	—	—	7,424,712	(2,627,172)
Consumer loans		2,798,229	(256,417)	2,541,812	—	—	—	—	2,233,046	308,766
Financial instruments at amortized cost	11	115,682	(24)	115,658	—	—	—	—	—	115,658
Investments under resale agreements	7	75,975	—	75,975	—	—	—	—	75,975	—
Financial derivative contracts	8	3,154,957	—	3,154,957	—	—	—	116,654	—	3,038,303
Interbank loans, net	9	56,396	(239)	56,157	—	—	—	—	—	56,157
Other assets	15	—	—	—	—	—	—	—	—	—
Totals		30,136,714	(880,380)	29,256,334	5,895,139	(34,271)	5,860,868	116,654	27,420,674	7,579,874

Summary for Allowances for Loan Losses According to IFRS 9

A summary for the allowances for loan losses is as follows:

	As of December 31,
	2020	2019
	MCh$	MCh$
Loans and accounts receivable at amortized cost	(1,041,873)	(880,117)
Interbank loans, net	(10)	(239)
Provisions for contingent loans risk	(39,775)	(34,271)
Total allowances	(1,081,658)	(914,627)

Schedule of Concentration of Credit Risk by Industry

The following table displays the concentration of credit risk by industry for financial assets:

		As of December 31,
		2020			2019
		Maximum	Maximum		Maximum	Maximum
		gross	net		gross	net
	Note	exposure	exposure (1)%		exposure	exposure (1)%
		MCh$	MCh$		MCh$	MCh$
Manufacturing		1,060,837	1,004,437	4.69%	1,099,739	1,037,275	4.66%
Mining		534,823	465,405	2.36%	551,615	479,190	2.15%
Electricity, gas and water		1,099,504	863,573	4.86%	1,125,541	989,433	4.45%
Agriculture and livestock		494,601	470,250	2.19%	483,943	455,842	2.05%
Forestry and wood extraction		56,005	54,607	0.25%	53,328	51,864	0.23%
Fishing		35,723	30,882	0.16%	46,902	45,992	0.21%
Transport		586,831	527,557	2.59%	559,271	510,333	2.29%
Communications		56,148	53,659	0.25%	34,926	33,720	0.15%
Construction		1,837,114	1,799,216	8.12%	2,106,829	2,076,668	9.33%
Commerce		2,210,467	2,099,734	9.77%	2,129,179	2,019,636	9.08%
Services		3,599,936	3,527,342	15.92%	3,944,571	3,908,000	17.56%
Others		3,237,714	3,237,323	14%	3,324,700	3,307,390	14.86%
Subtotal commercial loans	10 a)	14,809,703	14,133,985	65.47%	15,460,544	14,915,343	67.02%
Consumer loans	10 a)	5,317,000	5,225,837	23.51%	2,798,229	2,541,812	11.42%
Mortgage loans	10 a)	2,492,464	2,325,447	11.02%	4,876,041	4,797,540	21.56%
Totals		22,619,167	21,685,269	100%	23,134,814	22,254,695	100%

(1)Net of allowances

Schedule of Banking Book Positions (Products Valued at Amortized Cost and Available-for-sale Instruments and Derivatives Valued at Fair Value)

Note 36 - Risk management, continued

The following are the Banking Book items (products valued at amortized cost and FVTOCI and derivatives valued at fair value) for the most relevant currencies in which the Bank trades at the end of the year ended December 31, 2020 and 2019:

	As of December 31, 2020
		Between 1 and 3	More than 3 months	Between 1 and 3	More than 3
Positions	Up to 1 month	months	and less 1 year	years	years	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
ASSETS	9,817,266	2,565,202	5,585,956	5,174,445	9,793,262	32,936,131
CLP	4,885,891	845,251	2,289,124	2,252,567	1,918,038	12,190,871
CLF	539,004	502,506	1,683,797	1,586,457	6,989,721	11,301,485
USD	2,523,089	571,066	885,045	123,608	201,009	4,303,817
COP	1,869,282	646,379	727,990	1,211,813	684,494	5,139,958
LIABILITIES	(15,149,162)	(2,808,356)	(4,363,629)	(1,818,488)	(7,983,018)	(32,122,653)
CLP	(10,169,966)	(1,637,063)	(2,477,283)	(661,668)	(1,950,514)	(16,896,494)
CLF	(223,471)	(14,789)	(284,994)	(768,465)	(5,616,883)	(6,908,602)
USD	(2,152,414)	(884,847)	(939,496)	(3,590)	—	(3,980,347)
COP	(2,603,311)	(271,657)	(661,856)	(384,765)	(415,621)	(4,337,210)
Derivatives	(149,153)	(133,655)	(133,194)	(376,852)	949,461	156,607
CLP	830,637	1,429,392	516,336	272,765	24,985	3,074,115
CLF	(1,263,538)	(795,275)	(662,416)	(444,847)	1,001,038	(2,165,038)
USD	103,599	(24,269)	87,848	(24,433)	(12,182)	130,563
COP	180,149	(743,503)	(74,962)	(180,337)	(64,380)	(883,033)

	As of December 31, 2019
		Between 1 and 3	More than 3 months	Between 1 and 3	More than 3
Positions	Up to 1 month	months	and less 1 year	years	years	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
ASSETS	15,718,342	5,631,115	9,384,357	8,943,449	12,031,089	51,708,352
CLP	3,507,091	965,331	2,382,124	1,924,539	1,365,975	10,145,060
CLF	536,885	595,857	1,670,189	2,172,579	6,662,306	11,637,816
USD	2,038,658	911,154	1,892,712	88,532	125,788	5,056,844
COP	9,635,708	3,158,773	3,439,332	4,757,799	3,877,020	24,868,632
LIABILITIES	(20,036,030)	(5,142,757)	(10,375,645)	(3,733,426)	(7,301,728)	(46,589,586)
CLP	(8,633,088)	(2,251,174)	(3,200,762)	(632,972)	(215,000)	(14,932,996)
CLF	(432,799)	(47,785)	(655,079)	(752,948)	(5,426,561)	(7,315,172)
USD	(1,305,440)	(1,418,654)	(3,610,341)	(69,784)	—	(6,404,219)
COP	(9,664,703)	(1,425,144)	(2,909,463)	(2,277,722)	(1,660,167)	(17,937,199)
Derivatives	1,881,267	(1,765,659)	(205,036)	(425,285)	540,733	26,020
CLP	988,919	1,140,587	900,023	664,608	(407,679)	3,286,458
CLF	(936,785)	(814,209)	(485,247)	(904,781)	910,135	(2,230,887)
USD	787,971	524,265	806,558	77,221	15,380	2,211,395
COP	1,041,162	(2,616,302)	(1,426,370)	(262,333)	22,897	(3,240,946)

Schedule of Structural Interest Rate Position In Banking Book

The consumption of regulatory limit of market risk, specifically for the Trading Book as of December 31, 2020, 2019 and 2018, is presented below:

	As of December 31,
Limit consumption	2020	2019	2018
Market risk exposure (MRE)	83.34%	80.10%	71.80%

Schedule of Banking Book

Note 36 - Risk management, continued

The following table details regulatory limit consumption for market risk, considered as the limit to be 100% calculated based on the rules indicated above, specifically for the Banking Book as of December 31, 2020, 2019 and 2018:

	As of December 31,
Limit consumption	2020	2019	2018
Short-term exposure to interest rate risk	62.99%	48.92%	51.40%
Long-term exposure to interest rate risk	63.86%	57.82%	50.30%

Schedule of Interest Rate

The table below presents a sensitivity analysis for changes of 0.01% in interest rates by term and type of interest rate, and its corresponding impact on profit and loss (net interest margin) and equity (valuation accounts for financial instruments at FVTOCI).

	Scenarios for impacts on P&L						Scenarios for impacts on FVTOCI
	Chamber	Government	Chamber	Government	Curve	Curve	Chamber	Government	Chamber	Government	Curve	Curve
Term	CLP	CLP	CLF	CLF	USD	MX	CLP	CLP	CLF	CLF	USD	MX
1 day	(39)	39	87	162	(51)	51	39	39	(87)	162	51	(51)
3 months	(39)	39	87	162	(51)	51	39	39	(87)	162	51	(51)
6 months	(39)	39	87	162	(51)	51	39	39	(87)	162	51	(51)
9 months	(36)	42	87	159	(67)	67	36	42	(87)	159	67	(67)
1 year	(33)	46	93	155	(86)	86	33	46	(93)	155	86	(86)
2 years	(37)	39	70	93	(101)	101	37	39	(70)	93	101	(101)
3 years	(47)	52	68	88	(103)	103	47	52	(68)	88	103	(103)
4 years	(57)	65	68	83	(105)	105	57	65	(68)	83	105	(105)
5 years	(67)	77	67	79	(106)	106	67	77	(67)	79	106	(106)
7 years	(65)	66	74	81	(103)	103	65	66	(74)	81	103	(103)
10 years	(63)	50	83	85	(98)	98	63	50	(83)	85	98	(98)
20 years	(63)	50	80	81	(115)	115	63	50	(80)	81	115	(115)

Note 36 - Risk management, continued

Interest rate scenarios - Colombia (basis points – 0.01%)

The table below presents a sensitivity analysis for changes of 0.01% in interest rates by term and type of interest rate, and its corresponding impact on profit and loss (net interest margin) and equity (valuation accounts for financial instruments at FVTOCI).

	Scenarios for impacts on P&L			Scenarios for impacts on FVTOCI
Tenor	Government COP	Swap IBR	Curve USD	Government COP	Swap IBR	Curve USD
1 day	137	37	13	137	37	13
3 months	133	40	17	133	40	17
6 months	130	78	19	130	78	19
9 months	126	77	27	126	77	27
1 year	122	75	35	122	75	35
2 years	108	96	39	108	96	39
3 years	93	94	35	93	94	35
4 years	85	95	36	85	95	36
5 years	86	96	37	86	96	37
7 years	88	98	39	88	98	39
10 years	91	101	42	91	101	42
20 years	93	111	51	93	111	51

	Scenarios for impacts on accrual book
Tenor	Government COP	Curve USD
1 day	37	13
1 month	79	14
3 months	40	17
6 months	78	19
9 months	77	27
1 year	75	35

Schedule of Exchange Rate

The table below presents the assumptions used in the sensitivity analysis for changes in the relevant exchanges rates, were by the Bank determined that its relevants exchange rate are USD-CLP and USD-COP using a 10.86% and 10.42% change over the closing rates, respectively, to each of the portfoliosand its corresponding impact on profit and loss (net income from financial operations and net foreign exchange gain/loss) and equity (valuation accounts for financial instruments at FVTOCI).

	Change in scenario impacting	Change in scenario impacting	Change in scenario impacting
Exchange rate	P&L	FVTOCI	accrual book
	%	%	%
USD – CLP	(10.86)	(10.86)	(10.86)
USD - COP	10.42	10.42	10.42

Note 36 - Risk management, continued

Exchange rate scenarios Colombia

The table below presents the assumption used in the sensitivity analysis for changes in the relevant exchanges rates, were by the Bank used a 5.08% change over the closing rates of USD - COP to each of the portfolios, and its corresponding impact on profit and loss (net income from financial operations and exchange differences) and equity (valuation accounts for financial instruments at FVTOCI).

	Change in scenario	Change in scenario	Change in scenario impacting
Exchange rate	impacting P&L	impacting FVTOCI	accrual book
	%	%	%
USD - COP	(5.08)	(5.08)	(5.08)

Schedule of Trading Book Positions by Risk Factor

The following table presents the impact of movements or reasonably likely scenarios explained above applied to positions in the Trading Book that affect P&L (net income from financial operations, net foreign exchange gain/losses, and net interest margin as applicable) as of December 31, 2020, 2019 and 2018:

	As of December 31,
Potential impact on P&L	2020	2019	2018
	MCh$	MCh$	MCh$
CLP rate risk	(8,403)	(4,881)	(5,019)
Derivatives	(8,403)	(4,879)	(5,018)
Debt instruments	—	(2)	(1)
CLF rate risk	(8,488)	(5,130)	(5,942)
Derivatives	(8,488)	(5,130)	(5,942)
Debt instruments	—	—	—
COP rate risk	(3,104)	(1,200)	(29,182)
Derivatives	(2,508)	(1,086)	(29,094)
Debt instruments	(596)	(114)	(88)
UVR rate risk	(133)	(108)	(375)
Derivatives	3	(102)	(364)
Debt instruments	(136)	(6)	(11)
USD rate risk	(2,648)	(2,711)	(2,810)
Other currencies rate risk	(249)	(177)	(42)
Total rate risk	(23,025)	(14,207)	(43,370)
Exchange rate risk	(163)	(763)	150
Options risk	16	89	156
Total impact	(23,172)	(14,881)	(43,064)

Schedule of Potential Impact on Accrual Book

	As of December 31,
Potential impact on P&L	2020	2019	2018
	MCh$	MCh$	MCh$
CLP rate risk	(8,403)	(4,881)	(5,019)
Derivatives	(8,403)	(4,879)	(5,018)
Debt instruments	—	(2)	(1)
CLF rate risk	(8,488)	(5,130)	(5,942)
Derivatives	(8,488)	(5,130)	(5,942)
Debt instruments	—	—	—
COP rate risk	(3,104)	(1,200)	(29,182)
Derivatives	(2,508)	(1,086)	(29,094)
Debt instruments	(596)	(114)	(88)
UVR rate risk	(133)	(108)	(375)
Derivatives	3	(102)	(364)
Debt instruments	(136)	(6)	(11)
USD rate risk	(2,648)	(2,711)	(2,810)
Other currencies rate risk	(249)	(177)	(42)
Total rate risk	(23,025)	(14,207)	(43,370)
Exchange rate risk	(163)	(763)	150
Options risk	16	89	156
Total impact	(23,172)	(14,881)	(43,064)

The following table presents the impact on the net interest margin of movements or reasonably likely scenarios on positions in the Accrual Book for the years ended December 31, 2020, 2019 and 2018:

	For the years ended December 31,
Potential impact on Accrual Book	2020	2019	2018
Interest rate shock sensitivity impact	(9,626)	(13,981)	(12,359)

Schedule of Potential Impact on Equity & Prices

In line with the effects on P&L of positions accounted for at fair value and amortized cost, the changes in market factors because of reasonably possible movements in interest and exchange rates also generate impacts on equity accounts as a result of the potential change in market value of the portfolio of investments at FVTOCI and the portfolios of cash flow and net foreign investment hedges, DV01 represents the impact on equity using the scenarios were by management used the assumption to use  +1bp over the yield curves to estimate the efect over our FVTOCI portfolio, which are presented in the following table:

	For the years ended December 31,
	2020			2019			2018
Potential Impact	DV01	Impact of Change in		DV01	Impact of Change in		DV01	Impact of Change in
on FVTOCI	(+1 bp)	Interest Rate		(+1 bp)	Interest Rate		(+1 bp)	Interest Rate
	US$	MUS$	MCh$	US$	MUS$	MCh$	US$	MUS$	MCh$
CLP	(707,409)	(40.13)	(28,609)	(377,765)	(31.16)	(23,334)	(254,636)	(11.73)	(8,180)
CLF	(201,548)	(23.15)	(16,505)	(221,758)	(49.07)	(36,744)	(177,471)	(26.29)	(18,328)
COP	35,889	(8.13)	(5,780)	(49,254)	(1.37)	(1,023)	(189,242)	(5.74)	(3,988)
UVR	(36,520)	(3.88)	(2,755)	(142,663)	(5.25)	(3,981)	(29,763)	(0.55)	(380)
USD	(42,030)	(4.36)	(3,107)	(2,353)	(0.14)	(105)	(33,769)	(2.44)	(1,701)
Other	11,624	(0.59)	(419)	888	(0.08)	(56)	—	—	—
Total interest rate impact	(939,994)	(80.24)	(57,175)	(792,905)	(87.07)	(65,243)	(684,881)	(46.75)	(32,577)

	Impact due to changes in prices
Exchange rate	As of December 31, 2020		As of December 31, 2019
	ThUS$	MCh$	ThUS$	MCh$
USD	(67.25)	(47,942)	(134.51)	(100,719)
COP	(63.65)	(45,380)	(146.36)	(109,591)
Total risk exchange rate	(130.90)	(93,322)	(280.87)	(210,310)
Total impact	(211.14)	(150,497)	(367.94)	(275,553)

Schedule of exposure based on financial instruments subject to the reform of the LIBOR

The LIBOR has been the main reference to determine the price of financial instruments from mortgages, loans, bond, derivatives, as well as for the construction of discount rates and transfer prices. However, it has recently been challenged its reliability and methodological definition, prompting the UK's Financial Conduct Authority (FCA) to dictate in 2017 and propose the cesation of the LIBOR benchmart December 31, 2021 as the deadline for LIBOR.

By virtue of the foregoing, as of December 31, 2020, the bank has completed the diagnostic phase to determine the impact of transitioning to an alternative rate and is in the process of drawing up a plan for its implementation.

The following table details the exposure based on financial instruments subject to the reform of the reference interest rate, presenting the balances as of December 31, 2020:

Financial intruments based on libor
	Exposure
Financial Statements line item	Assets	Liabilities
	MCh$	MCh$
Non-derivative financial instruments	1,632,335	1,107,483
Loans and accounts receivable from customers	1,632,335	—
Interbank borrowings	—	1,107,483
Financial derivative contracts (1) (2)	12,988,222	9,228,125
Totals	14,620,557	10,335,608

(1)	Correspond to the fair value of the operations.
(2)	The total notional amount associated with derivative operations corresponds to MCh$32,966,228,

Schedule of Potential Impact On Equity And Impact Of Change In Prices

According to local regulations, as of December 31, 2020 and 2019, the relation between assets and risk weighted assets is as follow:

	Consolidated assets		Risk-weighted assets
	As of December 31,		As of December 31,
	2020	2019	2020	2019
	MCh$	MCh$	MCh$	MCh$
Assets balance (net of allowances)
Cash and deposits in banks	3,089,072	1,009,681	—	—
Cash items in process of collection	173,192	231,305	30,919	40,916
Trading securities	580,369	181,402	90,149	21,755
Investments under resale agreements	105,580	75,975	97,525	57,622
Financial derivative contract (*)	1,302,692	1,674,743	859,464	1,215,171
Interbank loans	7,115	56,205	7,115	56,205
Loans and accounts receivable from customers	21,685,269	22,373,638	18,634,870	20,112,889
Available for sale investments	3,964,720	3,593,204	334,632	387,692
Held to maturity investments	111,643	115,682	49,627	52,527
Investments in companies	11,983	14,938	11,983	14,938
Intangible	718,683	1,617,745	226,171	423,414
Fixed assets	56,020	57,962	56,020	57,962
Right-of-use asset under lease agreements	170,603	204,559	170,603	204,559
Current taxes	64,699	85,516	6,470	8,552
Deferred taxes	314,112	184,167	31,411	18,417
Other assets	602,769	783,447	410,854	698,801
Off-balance sheet assets
Contingent loans	2,381,233	2,647,938	1,428,740	1,588,763
Totals	35,339,754	34,908,107	22,446,553	24,960,183

(*)   Items presented at their Equivalent Credit Risk value, in accordance with the provisions of Chapter 12‑1 “Equity for Legal and Regulatory Effects” of the RAN, issued by the Commission for the Financial Market (former SBIF).

Schedule of Basic and Regulatory Capital

	Amount			Ratio
	As of December 31,			As of December 31,
	2020	2019		2020	2019
	MCh$	MCh$		%	%
Basic capital	2,315,411	3,346,102	(a)	6.54	9.59	(c)
Effective equity	3,044,661	3,280,569	(b)	13.56	13.14	(d)

(a)   Basic Capital Corresponds to the net amount that must be shown in the Consolidated Financial Statements filed with the CMF under the line item “Equity attributable to equity holders of the Bank” as indicated in the Compendium of Accounting Standards.

(b)   Based on the consolidated financial statements filed with CMF, the effective net equity of a bank is the sum of (i) a bank’s basic capital, (ii) subordinated bonds issued by a bank valued at their placement price up to 50% of its net capital base; provided that the value of the bonds shall decrease 20% for each year that lapses during the period commencing six years prior to their maturity and (iii) voluntary loan loss allowances in an amount up to 1.25% of a bank’s risk-weighted assets (if a bank has goodwill, this value would be required to be deducted from the calculation of the effective net equity). The calculation of the effective net equity does not include the capital contributions made to subsidiaries of a bank and is made on a consolidated basis rather than on an unconsolidated basis.

Note 36 - Risk management, continued

(c)   Consolidated basic capital ratio corresponding to basic capital divided by total assets for capital purposes (includes items outside the Consolidated Financial Statements).

(d)   Consolidated solvency ratio corresponds to the ratio of effective equity to weighted assets.